INTEREST EXPENSES	12 Months Ended
Dec. 31, 2024
INTEREST EXPENSES
INTEREST EXPENSES

4.    INTEREST EXPENSES

Components of interest expenses are detailed as follows (RMB in thousands):

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Interest expenses	1,150,128	1,242,793	1,203,871
Less: Interest capitalization	(70,719)	(71,657)	(60,792)
Total	1,079,409	1,171,136	1,143,079